Trade and Other Payables - Additional Information (Detail) $ in Billions	Dec. 31, 2019 USD ($)
Ambev And E Leon Jimenes Sa [member] | Written Put Options [member]
Disclosure of trade and other payables [line items]
Deferred consideration on acquisitions	$ 0.7